Leases - Lease Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease expense	$ 16,372
Variable lease expense, including non-lease components	12,971
Total lease expense	$ 29,343